SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Consumables and spare parts	$ 136,623	$ 296,611
Prepaid taxes	555,929	154,736
Prepaid expenses	238,516	254,589
Other receivables	8,933
Prepayment and other current assets	940,001	705,936
Durable spare parts	123,611	328,006
Prepaid to well equipment	545,908
Deposit and others	250,000	254,608
Other assets –non current	$ 919,519	$ 582,614